VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—100.2%
Communication Services—15.1%
Alphabet, Inc. Class A	38,950	$11,201
Alphabet, Inc. Class C	21,254	6,097
Meta Platforms, Inc. Class A	16,364	9,362
Netflix, Inc.(1)	59,466	5,718
Reddit, Inc. Class A(1)	9,386	1,264
Snap, Inc. Class A(1)	8,140	37
		33,679

Consumer Discretionary—12.0%
Amazon.com, Inc.(1)	62,211	12,957
Booking Holdings, Inc.	593	2,497
Las Vegas Sands Corp.	16,000	862
Lululemon Athletica, Inc.(1)	2,048	313
MercadoLibre, Inc.(1)	698	1,207
O’Reilly Automotive, Inc.(1)	22,802	2,105
Royal Caribbean Cruises Ltd.	13,332	3,669
TJX Cos., Inc. (The)	19,357	3,091
		26,701

Consumer Staples—2.3%
Costco Wholesale Corp.	5,049	5,031
Financials—6.5%
American Express Co.	8,179	2,474
Mastercard, Inc. Class A	8,213	4,104
S&P Global, Inc.	4,836	2,057
Visa, Inc. Class A	15,009	4,536
Wells Fargo & Co.	16,429	1,308
		14,479

Health Care—7.0%
Boston Scientific Corp.(1)	5,298	332
Eli Lilly & Co.	10,120	9,308
Insulet Corp.(1)	2,007	421
Intuitive Surgical, Inc.(1)	6,626	3,055
	Shares	Value

Health Care—continued
Natera, Inc.(1)	8,379	$1,676
Thermo Fisher Scientific, Inc.	1,735	853
		15,645

Industrials—7.5%
Deere & Co.	2,506	1,411
Eaton Corp. plc	4,409	1,577
Emerson Electric Co.	7,986	1,046
Fair Isaac Corp.(1)	1,375	1,468
FedEx Corp.	3,229	1,150
GE Vernova, Inc.	4,958	4,328
General Electric Co.	15,395	4,369
Honeywell International, Inc.	2,328	526
Rockwell Automation, Inc.	2,605	935
		16,810

Information Technology—48.8%
Apple, Inc.	83,062	21,080
Applied Materials, Inc.	8,101	2,769
AppLovin Corp. Class A(1)	5,687	2,263
ARM Holdings plc ADR(1)	14,448	2,186
ASML Holding N.V. Registered Shares	768	1,014
Autodesk, Inc.(1)	7,022	1,681
Broadcom, Inc.	33,587	10,396
Cloudflare, Inc. Class A(1)	10,838	2,236
Crowdstrike Holdings, Inc. Class A(1)	3,437	1,342
HubSpot, Inc.(1)	1,417	346
Lattice Semiconductor Corp.(1)	5,705	529
Microsoft Corp.	59,596	22,061
NVIDIA Corp.	195,735	34,136
Onto Innovation, Inc.(1)	2,916	598
Palantir Technologies, Inc. Class A(1)	24,584	3,596
	Shares	Value

Information Technology—continued
Roper Technologies, Inc.	1,445	$511
Salesforce, Inc.	4,883	912
ServiceNow, Inc.(1)	5,522	577
Workday, Inc. Class A(1)	6,909	898
		109,131

Materials—0.4%
Solstice Advanced Materials, Inc.	582	44
Vulcan Materials Co.	3,370	918
		962

Utilities—0.6%
Vistra Corp.	9,070	1,363
Total Common Stocks (Identified Cost $78,611)		223,801

Total Long-Term Investments—100.2% (Identified Cost $78,611)		223,801

TOTAL INVESTMENTS—100.2% (Identified Cost $78,611)		$223,801
Other assets and liabilities, net—(0.2)%		(368)
NET ASSETS—100.0%		$223,433

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$223,801	$223,801
Total Investments	$223,801	$223,801
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.